Insurance contracts and contingencies (Details Narrative) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Judicial deposits	R$ 12,693	R$ 18,825
Other Assets Non Current [Member]
IfrsStatementLineItems [Line Items]
Judicial deposits	12,693	18,825
Contingencies correspondent amount	R$ 145,300	R$ 135,355